CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities:
Net (loss) income	$ 36,739	227,947	26,763	(14,473)
Adjustments to reconcile net income to net cash generated from (used in) operating activities:
Depreciation of property and equipment	1,428	8,860	4,288	2,462
Amortization of intangible assets	9,588	59,488	22,707	23,583
Amortization of non-current prepayments	903	5,600	5,600	1,400
Loss on disposal of property and equipment	191	1,184	22	4
Loss on disposal of intangible assets				275
Impairment of intangible assets			2,613	10,910
Impairment of goodwill		0	0	33,517
Share of losses in equity method investments	292	1,809
Share-based compensation expenses	6,025	37,385	14,020	14,075
Listing expenses				17,307
Write-off of obsolete inventories				669
Write-off of accounts receivable				553
Changes in fair value of contingently returnable consideration assets			(24,366)	(27,326)
Deferred tax benefit	(1,209)	(7,499)	(3,474)	(2,720)
Gain on disposal of a subsidiary			(14,332)
Gain on bargain purchase			(9,654)
Changes in operating assets and liabilities:
Accounts receivable	(66,581)	(413,108)	(88,287)	13,842
Prepayments and other current assets	(16,969)	(105,278)	(72,197)	(622)
Inventories			2,359	(925)
Amounts due from related parties	2	10	(6,097)	1,349
Other non-current assets	(6,233)	(38,670)	(7,244)
Accounts payable	21,004	130,321	53,773	(5,461)
Amounts due to related parties	1,541	9,560	(991)	(5,551)
Income tax payable	157	976	1,775	(11,039)
Accrued expenses and other current liabilities	7,985	49,544	19,943	3,632
Unrecognized tax benefits	1,015	6,300	1,400	(5,449)
Deferred revenue	872	5,411	10,716	(2,197)
Net cash generated from (used in) operating activities	(3,250)	(20,160)	(60,663)	47,815
Cash flows from investing activities:
Acquisition of equity method investments	(3,888)	(24,120)
Acquisition of a subsidiary, net of cash acquired			104
Loans to a third party	(886)	(5,500)	(1,443)	(3,040)
Acquisition of property and equipment	(3,172)	(19,679)	(14,342)	(1,845)
Purchases of long-term investments	(20,374)	(126,413)	(2,000)
Acquisition of intangible assets	(27,650)	(171,557)	(50,134)	(7,666)
Prepayment for an intangible asset				(2,500)
Prepayments for non-current assets	(4,415)	(27,395)		(30,000)
Receivables from game developers			(3,600)	(10,000)
Purchase of short-term investments	(13)	(79)	(62,849)	(45,500)
Maturity of short-term investments	1,530	9,490	56,077	500
Net proceeds from disposal of a subsidiary	(2)	(15)	4
Proceeds from disposal of property and equipment			622
Net cash used in investing activities	(58,870)	(365,268)	(77,561)	(100,051)
Cash flows from financing activities:
Proceeds from short-term bank borrowing			14,000
Repayment of short-term bank borrowing	(2,256)	(14,000)
Repayment of loan from a third-party			(2,000)
Dividends paid				(63,000)
Restricted cash	2,534	15,725	(15,725)
Proceeds from government grants			2,000
Proceeds from issuance of contingently redeemable ordinary shares				75,648
Proceeds from issuance of ordinary shares	78,018	484,072	256,265
Payment of issuance costs of ordinary shares	(1,584)	(9,833)	(5,840)
Capital contribution from noncontrolling interests	63	391	138	200
Proceeds from exercise of share-based awards	1,972	12,235	11,589
Payment of issuance costs of contingently redeemable ordinary shares				(1,813)
Payment of listing expenses				(17,307)
Net cash (used in) generated from financing activities	78,747	488,590	260,427	(6,272)
Exchange rate effect on cash and cash equivalents	(475)	(2,945)	(1,813)	7
Net (decrease) increase in cash and cash equivalents	16,152	100,217	120,390	(58,501)
Cash and cash equivalents, beginning of the year	40,152	249,126	128,736	187,237
Cash and cash equivalents, end of the year	56,304	349,343	249,126	128,736
Supplemental disclosure of cash flows information:
Income taxes paid	234	1,452	105	11,192
Interest paid	6	37	20
Non-cash activities:
Acquisition of noncontrolling interests			1,543
Equity issuance costs incurred from issuance of ordinary shares (Note 21(c))	673	4,176	3,582
Deemed dividend to V1 Group Limited (previously known as VODone Limited, "V1 Group")			38,014	32,929
Settlement of unrecognized tax benefits from disposal of a subsidiary			13,374
Settlement of loan to a third party in business acquisition			4,483